BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ASSETS:
Fixed maturities available for sale, at fair value (amortized cost $1,099 and $898)	$ 1,109	$ 906
Mortgage loans on real estate	17	0
Policy loans	176	159
Other invested assets	75	89
Total investments	1,377	1,154
Cash and cash equivalents	138	176
Amounts due from reinsurers	1,260	1,299
Deferred policy acquisition costs	374	364
Value of business acquired	0	9
Deferred cost of reinsurance	57	63
Current and deferred income tax receivables	27	1
Other assets	22	15
Separate Accounts’ assets	1,747	1,701
Total Assets	5,002	4,782
LIABILITIES
Policyholders’ account balances	2,403	2,158
Future policy benefits and other policyholders liabilities	351	389
Other liabilities	78	60
Separate Accounts’ liabilities	1,747	1,701
Total liabilities	4,579	4,308
Commitments and contingent liabilities (Notes 2, 5, 7, 8, and 11)
SHAREHOLDER’S EQUITY
Common stock, $1.00 par value, 5.0 million shares authorized, 2.5 million issued and outstanding	2	2
Capital in excess of par value	323	320
Retained earnings	91	147
Accumulated other comprehensive income (loss)	7	5
Total shareholder's equity	423	474
Total Liabilities and Shareholder’s Equity	$ 5,002	$ 4,782